Determination of fair value (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of fair value measurement of assets and liabilities
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2022
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	73,022,643	14,490,361	—	87,513,004	87,513,004
Derivative financial instruments	296,249	8,920,906	—	9,217,155	9,217,155
Investments in associates measured at fair value	—	—	1,523,425	1,523,425	1,523,425
Fair value through other comprehensive income
Securities	34,478,668	—	—	34,478,668	34,478,668
Evaluated at amortized cost
Securities	7,579,658	1,695,368	—	9,275,026	9,272,103
Securities purchased under agreements to resell	—	7,172,777	—	7,172,777	7,603,820
Securities trading and intermediation	—	3,271,000	—	3,271,000	3,271,000
Accounts receivable	—	597,887	—	597,887	597,887
Loan operations	—	20,874,930	—	20,874,930	22,211,161
Other financial assets	—	3,517,189	—	3,517,189	3,517,189
Financial liabilities
Fair value through profit or loss
Securities loaned	13,048,246	481,019	—	13,529,265	13,529,265
Derivative financial instruments	167,874	8,437,535	—	8,605,409	8,605,409
Evaluated at amortized cost
Securities sold under repurchase agreements	—	31,370,050	—	31,370,050	31,790,091
Securities trading and intermediation	—	16,062,697	—	16,062,697	16,062,697
Financing instruments payable	—	43,669,798	—	43,669,798	43,683,629
Borrowings	—	1,814,714	—	1,814,714	1,865,880
Accounts payables	—	617,394	—	617,394	617,394
Other financial liabilities	—	10,987,283	566,930	11,554,213	11,554,213

	2021
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	49,677,779	8,502,176	—	58,179,955	58,179,955
Derivative financial instruments	194,911	10,748,803	—	10,943,714	10,943,714
Investments in associates measured at fair value	—	—	1,221,424	1,221,424	1,221,424
Fair value through other comprehensive income
Securities	32,332,377	—	—	32,332,377	32,332,377
Evaluated at amortized cost
Securities	1,870,205	671,977	—	2,542,182	2,238,807
Securities purchased under agreements to resell	—	9,124,719	—	9,124,719	8,894,531
Securities trading and intermediation	—	1,405,651	—	1,405,651	1,405,651
Accounts receivable	—	469,086	—	469,086	469,086
Loan operations	—	12,844,037	—	12,844,037	12,819,627
Other financial assets	—	461,515	—	461,515	461,515
Financial liabilities
Fair value through profit or loss
Securities loaned	2,146,398	518,804	—	2,665,202	2,665,202
Derivative financial instruments	157,710	11,750,473	—	11,908,183	11,908,183
Evaluated at amortized cost
Securities sold under repurchase agreements	—	26,276,252	—	26,276,252	26,281,345
Securities trading and intermediation	—	15,597,555	—	15,597,555	15,597,555
Financing instruments payable	—	23,974,348	—	23,974,348	24,429,086
Borrowings	—	1,932,859	—	1,932,859	1,928,782
Accounts payables	—	867,526	—	867,526	867,526
Other financial liabilities	—	6,937,029	743,443	7,680,472	7,680,472